PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8,529	$ 8,004
Less: Accumulated depreciation and amortization	7,327	6,649
Property and equipment, net	1,202	1,355
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,703	1,620
Software and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,289	4,974
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,537	$ 1,410